Equity Investment Agreement	12 Months Ended
Dec. 31, 2022
Equity Investment Agreement
Equity Investment Agreement

Note 11—Equity Investment Agreement

On May 25, 2022, the Company entered into the Rubicon Equity Investment Agreement with certain investors who are affiliated with Andres Chico (a member of the Company’s board of directors) and Jose Miguel Enrich (a beneficial owner of greater than 10% of the issued and outstanding Class A Common Stock and Class V Common Stock), whereby, the investors have agreed to advance to the Company up to $8,000,000 and, upon consummation of the Mergers, and in exchange for the advancements, (a) the Company will cause to be issued up to 880,000 Class B Units of the Company and 160,000 shares of Class A Common Stock to the investors and (b) Sponsor will forfeit up to 160,000 shares of Class A Common Stock, in each case subject to actual amounts advanced by the investors. In accordance with the Rubicon Equity Investment Agreement, on May 25, 2022, the Company received $8,000,000 of cash from the investors. The Company determined that the Rubicon Equity Investment Agreement required liability classification pursuant to ASC 480 Distinguishing Liabilities from Equity. As such, the Rubicon Equity Investment Agreement was recognized as simple agreement for future equity (SAFE) under current liabilities on the consolidated balance sheets, measured at the agreement execution date fair value and subsequently remeasured at each reporting period with changes being recorded as a component of other income (expense) on the consolidated statements of operations. The Company measured its fair value as of the agreement execution and recognized $8.8 million of simple agreement for future equity on the consolidated balance sheets, with the $0.8 million difference between the fair value and the amount of cash received recorded as other expense on the consolidated statements of operations. Between the agreement execution date and the Closing Date, there was no change in the fair value of the Rubicon Equity Investment Agreement. On August 15, 2022, the Mergers closed, and the Company issued 880,000 Class B Units and 160,000 shares of Class A Common Stock to the investors and Sponsor forfeited 160,000 shares of Class A Common Stock.